CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2025
General and administrative expenses	$ 941,325		$ 193,196		$ 1,800,159	$ 449,154	$ 494,005		$ 2,980,553
Loss from operations	(941,325)		(193,196)		(1,800,159)	(449,154)	(494,005)		(2,980,553)
Other income (expense):
Interest earned on investments held in Trust Account	339,769		948,922		1,180,950	1,910,834	2,366,001		3,821,319
Unrealized (loss) gain on investments held in Trust Account	(951)		(879)		(35,047)	(28,278)	38,396		(3,298)
Total other income, net	826,382		948,043		1,633,467	1,882,556	2,404,397		3,818,021
Net (loss) income	$ (114,943)	$ (51,749)	$ 754,847	$ 678,555	$ (166,692)	$ 1,433,402	$ 1,910,392		$ 837,468
Class A Redeemable Ordinary Shares [Member]
Other income (expense):
Weighted average shares outstanding, basic (in Shares)	8,459,284		8,625,000		8,541,684	8,625,000	6,104,313		8,625,000
Weighted average shares outstanding, diluted (in Shares)	8,459,284		8,625,000		8,541,684	8,625,000	6,104,313		8,625,000
Basic net income per ordinary share (in Dollars per share)	$ (0.01)		$ 0.07		$ (0.02)	$ 0.13	$ 0.23		$ 0.08
Diluted net income per ordinary share (in Dollars per share)	$ (0.01)		$ 0.07		$ (0.02)	$ 0.13	$ 0.23		$ 0.08
Class A and B Non-redeemable Ordinary Shares [Member]
Other income (expense):
Weighted average shares outstanding, basic (in Shares)	2,442,500		2,442,500		2,442,500	2,442,500	2,243,636	[1]	2,442,500
Weighted average shares outstanding, diluted (in Shares)	2,442,500		2,442,500		2,442,500	2,442,500	2,320,880	[1]	2,442,500
Basic net income per ordinary share (in Dollars per share)	$ (0.01)		$ 0.07		$ (0.02)	$ 0.13	$ 0.23		$ 0.08
Diluted net income per ordinary share (in Dollars per share)	$ (0.01)		$ 0.07		$ (0.02)	$ 0.13	$ 0.23		$ 0.08

[1]	This number includes up to 281,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (Notes 4 and 6). On June 13, 2024, the underwriter exercised its over-allotment option in full as part of the closing of the Initial Public Offering. As such, 281,250 Founder Shares were no longer subject to forfeiture.